Eaton Vance

Municipal Income 2028 Term Trust

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 146.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,300	$1,673,269

		$1,673,269

Education — 1.3%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$550	$594,770
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	400	452,648
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	534,048
Florida Development Finance Corp., (River City Science Academy):
4.00%, 7/1/28	150	172,880
4.00%, 7/1/29	155	176,685
4.00%, 7/1/30	215	242,627
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	311,613
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	545	602,596

		$3,087,867

Electric Utilities — 4.4%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,509,300

		$10,509,300

Escrowed/Prerefunded — 32.4%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	$2,500	$2,751,425
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/27	1,000	1,008,180
Fresno Unified School District, CA, (Election of 2010):
Prerefunded to 8/1/24, 0.00%, 8/1/30	800	600,712
Prerefunded to 8/1/24, 0.00%, 8/1/31	955	682,070
Hawaii:
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	5,400	5,794,254
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	198,507
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,591,319
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	662,064
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, Prerefunded to 4/1/23, 4/1/29(2)	10,000	10,739,300
Portland Community College District, OR, Prerefunded to 6/15/23, 3.25%, 6/15/32(2)	10,250	10,920,350
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	9,075,073
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	10,875,400
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	240	262,918

Security	Principal Amount (000’s omitted)	Value
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:
Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	$2,000	$2,301,080
Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	6,535,067
Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,439,145
Tempe Union High School District No. 213, AZ:
Prerefunded to 7/1/23, 4.00%, 7/1/29(2)	4,200	4,551,120
Prerefunded to 7/1/23, 4.00%, 7/1/30(2)	4,350	4,713,660

		$76,701,644

General Obligations — 24.5%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$3,554,430
5.00%, 12/1/27	500	603,835
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,557,751
0.00%, 6/15/29	1,000	813,150
Clovis Unified School District, CA, (Election of 2012):
0.00%, 8/1/28	1,000	831,670
0.00%, 8/1/29	2,395	1,898,636
0.00%, 8/1/30	2,575	1,942,013
Detroit, MI, 5.00%, 4/1/27	1,700	2,010,148
Illinois:
5.00%, 11/1/29	1,500	1,787,760
5.00%, 5/1/33	3,200	3,526,080
5.00%, 5/1/39	1,165	1,276,258
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,579,700
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,715,400
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	1,500	1,184,130
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	936,750
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	11,005,700
Washington, 4.00%, 7/1/29(2)	10,000	10,730,100

		$57,953,511

Hospital — 12.7%
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/29	$550	$672,221
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	10,000	11,032,100
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,243,053
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/29(1)	450	512,806
5.00%, 12/1/30(1)	1,000	1,135,800
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,093,301
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), Prerefunded to 5/15/23, 4.00%, 11/15/32(2)	10,000	10,776,000
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,629,255

		$30,094,536

Housing — 4.4%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(2)	$233	$238,075
Virginia Housing Development Authority, 3.625%, 1/1/31(2)	10,000	10,284,500

		$10,522,575

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 8.1%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,508,451
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	540	567,270
Series 2008-2, 4.00%, 6/1/30	3,000	3,151,500
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,612,600
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,520,784
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	3,000	3,552,870
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,060	1,160,446
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,305,760
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	555	634,520
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	120,088

		$19,134,289

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$558,145
(NPFG), 5.25%, 7/1/30	5,000	5,589,050

		$6,147,195

Insured-General Obligations — 3.3%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$316,355
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,171,400
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,377,760
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,346,210
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	516,855

		$7,728,580

Insured-Special Tax Revenue — 0.6%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,510,533

		$1,510,533

Insured-Transportation — 4.5%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$944,746
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,500,157
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	8,084,364

		$10,529,267

Insured-Water and Sewer — 2.3%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$875	$704,489
(AGM), 0.00%, 10/1/29	1,225	862,400
(AGM), 0.00%, 10/1/30	1,045	685,436
(AGM), 0.00%, 10/1/33	5,870	3,144,324

		$5,396,649

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,080,870
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/28	3,000	3,777,390
5.00%, 6/15/30	1,000	1,260,840

		$6,119,100

Other Revenue — 0.3%
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$806,701

		$806,701

Senior Living/Life Care — 10.9%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$246,512
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,517,733
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.25%, 5/15/28	250	289,323
Prerefunded to 5/15/23, 5.00%, 5/15/30	410	448,364
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	282,730
5.00%, 12/1/28	250	281,335
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	147,833
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	3,239,555
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,142,496
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	339,558
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,408,583
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,625,280
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,252,481
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):
4.00%, 7/1/27	765	790,245
4.00%, 7/1/28	910	938,674
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	643,182
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,298,173
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,292,376
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,183,776
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	731,590
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	380	427,405
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,161,277
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	979,416
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	390,116
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	562,635
5.00%, 5/1/28	750	838,672
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,296,168

		$25,755,488

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 11.6%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,335	$1,411,642
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	750	826,912
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	933,745
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,618,800
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,581,960

		$27,373,059

Student Loan — 2.2%
Massachusetts Educational Financing Authority:
(AMT), 4.125%, 1/1/29	$215	$219,954
(AMT), 5.00%, 1/1/27	3,000	3,388,830
New Jersey Higher Education Student Assistance Authority:
Series 2013-1A, (AMT), 4.00%, 12/1/28	625	648,250
Series 2015-1A, (AMT), 4.00%, 12/1/28	955	1,025,765

		$5,282,799

Transportation — 11.6%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$2,160,820
Grand Parkway Transportation Corp., TX:
4.95%, (0.00% until 10/1/23), 10/1/29	800	925,984
5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,731,690
5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,313,480
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,607,518
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	873,853
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,904,345
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,527,640
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,502,300

		$27,547,630

Water and Sewer — 5.8%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$5,697,550
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)	7,500	7,963,725

		$13,661,275

Total Tax-Exempt Municipal Obligations — 146.8% (identified cost $317,864,619)		$347,535,267

Taxable Municipal Obligations — 4.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.8%
Atlantic City, NJ, 7.00%, 3/1/28	$2,675	$3,086,335
Chicago, IL:
7.375%, 1/1/33	1,000	1,275,310
7.781%, 1/1/35	1,675	2,251,501

		$6,613,146

Insured-Transportation — 1.8%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$4,127,181

		$4,127,181

Total Taxable Municipal Obligations — 4.6% (identified cost $8,265,682)		$10,740,327

Total Investments — 151.4% (identified cost $326,130,301)		$358,275,594

Other Assets, Less Liabilities — (51.4)%		$(121,578,812)

Net Assets — 100.0%		$236,696,782

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	13.6%
California	11.3%
Texas	10.9%
Others, representing less than 10% individually	64.2%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 4.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $12,464,250 or 5.3% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$347,535,267	$—	$347,535,267
Taxable Municipal Obligations	—	10,740,327	—	10,740,327
Total Investments	$—	$358,275,594	$—	$358,275,594

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.